Document And Entity Information	Apr. 15, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Apr. 15, 2023
Entity Registrant Name	Tracon Pharmaceuticals, Inc.
Entity Central Index Key	0001394319
Entity Emerging Growth Company	false
Securities Act File Number	001-36818
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	34-2037594
Entity Address, Address Line One	4350 La Jolla Village Drive, Suite 800
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92122
City Area Code	(858)
Local Phone Number	550-0780
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TCON
Security Exchange Name	NASDAQ